Development-Stage Risks and Liquidity	9 Months Ended
Sep. 30, 2011
Development-Stage Risks and Liquidity [Abstract]
Development-Stage Risks and Liquidity

Note 2 — Development-Stage Risks and Liquidity

The Company has been primarily engaged in developing its initial product technology, and the Successor has incurred losses since inception and has a deficit accumulated during the development stage of $38,275,135 as of September 30, 2011. The Company anticipates incurring additional losses until such time, that it can generate significant sales of recently approved FDA product, LAVIV. As of September 30, 2011, the Company received $19.1 million, net of fees, with $2.0 million subscription receivable outstanding related to the August 2011 private placement. Subsequent to September 30, 2011, the Company has received an additional amount of $1.5 million, leaving a balance of $0.5 million due.

As a result of the conditions discussed above, and in accordance with U.S. generally accepted accounting principles (“GAAP”), there exists doubt about the Company’s ability to continue as a going concern, and its ability to continue as a going concern is contingent, among other things, upon its ability to secure additional adequate financing or capital in the future.